Shareholders’ equity	6 Months Ended
Jun. 30, 2019
Shareholders’ equity
Shareholders’ equity

Note 15 – Shareholders’ equity

(a)	Share capital

The Company’s authorized capital stock includes an unlimited number of common shares (187,408,583 common shares issued and outstanding) having no par value and preferred shares issuable in series (issued - nil).

During the three months ended June 30, 2019, 147,257 common shares (Q2/2018 – 134,531 common shares) were issued pursuant to the terms of the Company’s Dividend Reinvestment Plan (“DRIP”), and 47,400 common shares (Q2/2018  – nil) were issued on the exercise of stock options, for cash proceeds of $1.5 million (Q2/2018 – nil).

During the six months ended June 30, 2019, 281,362 common shares (H1/2018 – 248,185 common shares) were issued pursuant to the DRIP, and 68,241 common shares (H1/2018  – nil) were issued on the exercise of stock options, for cash proceeds of $2.5 million (H1/2018 – nil). In addition, as referenced in Note 3(c), the Company issued 366,499 common shares valued at $27.0 million for its acquisition of the Salares Norte royalty.

(b)	Dividends

The Company declared dividends in the amount of $47.4 million (Q2/2018 - $44.6 million), or $0.25 per share (Q2/2018 - $0.24 per share), for the three months ended June 30, 2019, and $92.3 million (H1/2018 – $87.9 million), or $0.49 per share (H1/2018 - $0.47 per share), for the six months ended June 30, 2019.  The Company paid cash dividends in the amount of $35.1 million (Q2/2018 – $35.0 million), and $70.0 million (H1/2018 –  $70.6 million) in the three and six months ended June 30, 2019, respectively. Common shares issued pursuant to the DRIP were valued at $12.3 million (Q2/2018 - $9.6 million), and $22.3 million (H1/2018 – $17.3 million), in the three and six months ended June 30, 2019, respectively.

(c)	Stock-based payments

During the three months and six months ended June 30, 2019, an expense of $1.2 million (Q2/2018 - $1.4 million) and $2.6 million (H1/2018 - $2.6 million) related to stock options has been included in the consolidated statement of income and other comprehensive income, respectively. In the three and six months ended June 30, 2019, $0.3 million (Q2/2018 – nil) and $0.4 million (H1/2018 - $0.3 million),  was capitalized to royalty, stream and working interest, net, respectively.